Significant accounting policies - Summary of reconciliation of our unaudited interim Consolidated Statement of Cash Flow (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Condensed Cash Flow Statement [Line Items]
Loss before taxation	€ (26,534)	€ (21,326)	€ (49,346)	€ (29,906)
Adjustment to reconcile net loss to net cash used in operating activities			22,759
Net cash provided by/ (used in) operating activities			(36,602)	(27,738)
Net cash provided by/ (used in) investing activities			(10,306)	11,472
Net cash provided by/(used in) financing activities			(1,348)	(1,168)
Net decrease in cash and cash equivalents			(48,256)	(17,434)
Cash and cash equivalents at beginning of period			207,530	103,353
Effects of exchange rate changes on cash and cash equivalents			819	137
Cash and cash equivalents at end of period	160,093	€ 86,056	160,093	€ 86,056
Previously stated [member]
Condensed Cash Flow Statement [Line Items]
Loss before taxation	(23,812)		(45,410)
Adjustment to reconcile net loss to net cash used in operating activities			18,823
Net cash provided by/ (used in) operating activities			(36,602)
Net cash provided by/ (used in) investing activities			(10,306)
Net cash provided by/(used in) financing activities			(1,348)
Net decrease in cash and cash equivalents			(48,256)
Cash and cash equivalents at beginning of period			207,530
Effects of exchange rate changes on cash and cash equivalents			819
Cash and cash equivalents at end of period	160,093		160,093
Increase (decrease) due to corrections of prior period errors [member]
Condensed Cash Flow Statement [Line Items]
Loss before taxation	€ (2,722)		(3,936)
Adjustment to reconcile net loss to net cash used in operating activities			€ 3,936